LOANS PAYABLE (Details Narrative)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 10, 2023 USD ($)	Apr. 10, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)	Dec. 31, 2022 USD ($)
Principal sum							$ 4,200,000
Notes payable							1,480,000
Interest expenses							$ 110,156
Due Twelve Months [Member]
Interest payable							8.00%	8.00%
Short term loans, interest payable							$ 133,842
Due Seventy Days [Member]
Interest payable							8.00%	8.00%
Short term loans, interest payable							$ 200,762
Nonrelated Party [Member]
Short term loans							$ 334,604	¥ 50,000,000
Third Party Lender [Member]
Principal sum						$ 450,000
Interest payable						24.00%
Debt instrument description						The principal amount of this Note and any accrued interest shall be payable (the “Maturity date”) as follows (i) $100,000 on April 10, 2023 (ii) $100,000 on May 10, 2023; (iii) $100,000 on June 30, 2023; (iv) $100,000 on July 31, 2023; and (v) $50,000 on August 31, 2023.
Repayments of debt	$ 50,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Mahana Equity L L C [Member]
Principal sum						$ 1,130,000
Interest payable						24.00%
Debt instrument description						The principal amount of this Note and any accrued interest shall be payable on the earlier of raising more than $5,000,000 from Pono’s SEPA with Yorkville or as follows: (i) $300,000 on April 10, 2023 (ii) $300,000 on May 10, 2023; (iii) $300,000 on June 30, 2023; and (iv) $230,000 on July 31, 2023.
Repayments of debt		$ 230,000	$ 300,000	$ 300,000	$ 300,000